Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Citigroup Global Markets Realty Corp. (“Citigroup”)
Macquarie US Trading LLC, d/b/a Principal Commercial Capital (“Principal”)
Barclays Bank PLC (“Barclays”)
Starwood Mortgage Funding V LLC (“Starwood”)
Société Générale (“SocGen”)
(together with Citigroup, Principal, Barclays, and Starwood, the “Loan Sellers”)
Citigroup Commercial Mortgage Securities Inc. (“Depositor”)
Citigroup Global Markets Inc.
Barclays Capital, Inc.
SG Americas Securities, LLC
Drexel Hamilton, LLC
Goldman, Sachs & Co.
(together with the Loan Sellers and the Depositor, the “Specified Parties”)

Re: Citigroup Commercial Mortgage Trust 2016-P6, Commercial Mortgage Pass-Through Certificates, Series 2016-P6– Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are to be included as collateral in the offering of the Citigroup Commercial Mortgage Trust 2016-P6, Commercial Mortgage Pass-Through Certificates, Series 2016-P6. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

●	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Data File” means the combined electronic data files provided to us by the Loan Sellers on November 25, 2016 containing data with respect to their respective mortgage loans (“Mortgage Loans”) and the related mortgaged properties (“Mortgaged Properties”). A summary of the contents of the Data File is as follows:

Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
Citigroup	17	39
Principal	6	6
Barclays	15	15
Starwood	11	29
SocGen	5	5
TOTAL	54	94

●	The term “Cut-Off Date” means the payment date in December 2016, as provided by the Loan Sellers.

●	The term “Reporting Period” means the time between November 15, 2016 (“Reporting Begin Date”) and December 12, 2016 (“Reporting End Date”), as provided by the Loan Sellers.

●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform procedures and listed in Attachment A.

●	The term “Loan File” means the copies of source documents made available by the Loan Sellers and listed in Attachment A.

●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform recomputation procedures and listed in Attachment B.

●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Sellers.

●	The term “Instructions” means the instructions provided by the Loan Sellers pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Loan Sellers and Depositor are responsible for the information contained in the Data File.

We were instructed by the Loan Sellers to perform the agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Loan Sellers, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

2

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions and information provided to us by the Loan Sellers, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Loan Sellers, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Loan Sellers which were used in our procedures, (iv) the adequacy of the disclosures in the Data File or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

November 25, 2016

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Control Number	Provided by Loan Seller
Loan Number	Provided by Loan Seller
Loan / Property Flag	Provided by Loan Seller
Number of Properties	Appraisal/Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Originator	Loan Agreement/Promissory Note
Originator Entity Type	Loan Agreement/Promissory Note
Mortgage Loan Seller	Provided by Loan Seller
Property Name	Provided by Loan Seller
Address	Appraisal/Engineering Report/Loan Agreement
City	Appraisal/Engineering Report/Loan Agreement
State	Appraisal/Engineering Report/Loan Agreement
County	Appraisal/Engineering Report/Loan Agreement
Zip Code	Appraisal/Engineering Report/Loan Agreement/USPS
General Property Type	Appraisal/Engineering Report
Detailed Property Type	Appraisal/Engineering Report
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Property SF / Units / Rooms /etc.	Underwritten Rent Roll
Unit Description	Underwritten Rent Roll
Original Balance ($)	Loan Agreement/Promissory Note
Loan Structure Code	Loan Agreement/Promissory Note
Pari Passu Split (Y/N)	Loan Agreement/Promissory Note
Pari Passu Controlling Piece in Trust?	Loan Agreement/Promissory Note
Pari Passu Companion Loan Original Balance (Non-trust)	Loan Agreement/Promissory Note

Attribute	Source Document(s)
Pari Passu Description	Loan Agreement/Promissory Note
Mortgage Loan Rate (%)	Loan Agreement/Promissory Note
Administrative Fee Rate (%)	Provided by Loan Seller
Interest Accrual Method	Loan Agreement/Promissory Note
Origination Date	Loan Agreement/Promissory Note
First Due Date	Loan Agreement/Promissory Note
Last IO Due Date	Loan Agreement/Promissory Note
First P&I Due Date	Loan Agreement/Promissory Note
Due Date	Loan Agreement/Promissory Note
Grace Period- Late Fee	Loan Agreement
Grace Period- Default	Loan Agreement
Amortization Type	Loan Agreement
Original Interest-Only Period (Mos.)	Loan Agreement
Original Term To Maturity (Mos.)	Loan Agreement/Promissory Note
Original Amortization Term (Mos.)	Loan Agreement
Maturity Date	Loan Agreement/Promissory Note
Hyper Amortizing Loan	Loan Agreement
Hyper Am Loan Maturity Date	Loan Agreement
Lockbox	Loan Agreement/Cash Management Agreement/Deposit Account Control Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Cash Management Triggers	Loan Agreement/Cash Management Agreement
DSCR at Trigger Level	Loan Agreement/Cash Management Agreement
Cross-Collateralized (Y/N)	Loan Agreement/Promissory Note/Cross-Collateralization Agreement
Crossed Group	Loan Agreement/Promissory Note/Cross-Collateralization Agreement
Lockout Period	Loan Agreement/Promissory Note
Lockout Expiration Date	Loan Agreement/Promissory Note

Attribute	Source Document(s)
Prepayment / Defeasance Begin Date	Loan Agreement/Promissory Note
Prepayment / Defeasance End Date	Loan Agreement/Promissory Note
Open Period Begin Date	Loan Agreement/Promissory Note
Open Period (Payments)	Loan Agreement/Promissory Note
Prepayment Type	Loan Agreement/Promissory Note
Prepayment Premium Indicator (true / false)	Loan Agreement/Promissory Note
Prepayment Provision	Loan Agreement/Promissory Note
Yield Maintenance Index	Loan Agreement/Promissory Note
Yield Maintenance Discount	Loan Agreement/Promissory Note
Yield Maintenance Margin	Loan Agreement/Promissory Note
Yield Maintenance Calculation Method	Loan Agreement/Promissory Note
Day of Month Prepayment Permitted	Loan Agreement/Promissory Note
Due on Sale	Loan Agreement/Promissory Note
Due on Encumbrance	Loan Agreement/Promissory Note
B Note Original Amount	Loan Agreement/Subordinate Loan Document
B Note Cut-Off Date Balance	Loan Agreement/Subordinate Loan Document
B Note Balloon Balance	Loan Agreement/Subordinate Loan Document
B Note Interest Rate	Loan Agreement/Subordinate Loan Document
B Note Maturity Date	Loan Agreement/Subordinate Loan Document
Whole Loan Original Balance	Loan Agreement/Promissory Note
Whole Loan Interest Rate	Loan Agreement/Promissory Note
Name of Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Debt Original Amount	Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Balance	Mezzanine Loan Agreement
Mezzanine Debt Interest Rate	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date	Mezzanine Loan Agreement
Total Loan Original Balance	Loan Agreement/Promissory Note

Attribute	Source Document(s)
Total Loan Interest Rate	Loan Agreement/Promissory Note
Other Subordinate Debt Balance	Subordinate Unsecured Loan Document
Other Subordinate Debt Type	Subordinate Unsecured Loan Document
Future Debt Allowed?	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Appraisal Date of Valuation	Appraisal
Appraised Value ($)	Appraisal
Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal
As-is Appraised Value	Appraisal
As-is Date of Valuation	Appraisal
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll/Lease
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll/Lease
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll/Lease
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll/Lease
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll

Attribute	Source Document(s)
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll/Lease
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant (Y/N)	Underwritten Rent Roll
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II	Environmental Report
Environmental Phase II Report Date	Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Earthquake Insurance Required	Insurance Certificate/Insurance Review
Terrorism Insurance Required	Insurance Certificate/Insurance Review
Environmental Insurance Required (Y/N)	Insurance Certificate/Insurance Review
Blanket Insurance Policy (Yes/No)	Insurance Certificate/Insurance Review
Lien Position	Title Policy
Ownership Interest	Title Policy
Overlapping Fee Interest?	Title Policy
Condominium Present?	Loan Agreement/Title Policy
Ground Lease Y/N	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date after all Extensions	Ground Lease
2013 NOI Date	Underwritten Financial Summary Report
2013 EGI	Underwritten Financial Summary Report

Attribute	Source Document(s)
2013 Expenses	Underwritten Financial Summary Report
2013 NOI	Underwritten Financial Summary Report
2013 NCF	Underwritten Financial Summary Report
2014 NOI Date	Underwritten Financial Summary Report
2014 EGI	Underwritten Financial Summary Report
2014 Expenses	Underwritten Financial Summary Report
2014 NOI	Underwritten Financial Summary Report
2014 NCF	Underwritten Financial Summary Report
2015 EGI Date	Underwritten Financial Summary Report
2015 EGI	Underwritten Financial Summary Report
2015 Expenses	Underwritten Financial Summary Report
2015 NOI	Underwritten Financial Summary Report
2015 NCF	Underwritten Financial Summary Report
Most Recent Date	Underwritten Financial Summary Report
Most Recent # of months	Underwritten Financial Summary Report
Most Recent Description (if past 2015)	Underwritten Financial Summary Report
Most Recent EGI (if past 2015) ($)	Underwritten Financial Summary Report
Most Recent Expenses (if past 2015) ($)	Underwritten Financial Summary Report
Most Recent NOI (if past 2015) ($)	Underwritten Financial Summary Report
Most Recent NCF (if past 2015) ($)	Underwritten Financial Summary Report
Underwritten EGI ($)	Underwritten Financial Summary Report
Underwritten Expenses ($)	Underwritten Financial Summary Report
Underwritten Net Operating Income ($)	Underwritten Financial Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwritten Financial Summary Report
Underwritten TI / LC ($)	Underwritten Financial Summary Report
Underwritten Other Reserve	Underwritten Financial Summary Report
Underwritten Net Cash Flow ($)	Underwritten Financial Summary Report

Attribute	Source Document(s)
Upfront RE Tax Reserve ($)	Loan Agreement/Closing Statement
Ongoing RE Tax Reserve ($)	Loan Agreement/Closing Statement
Upfront Insurance Reserve ($)	Loan Agreement/Closing Statement
Ongoing Insurance Reserve ($)	Loan Agreement/Closing Statement
Upfront Replacement Reserve ($)	Loan Agreement/Closing Statement
Ongoing Replacement Reserve ($)	Loan Agreement/Closing Statement
Replacement Reserve Caps ($)	Loan Agreement/Closing Statement
Upfront TI/LC Reserve ($)	Loan Agreement/Closing Statement
Ongoing TI/LC Reserve ($)	Loan Agreement/Closing Statement
TI/LC Caps ($)	Loan Agreement/Closing Statement
Upfront Debt Service Reserve ($)	Loan Agreement/Closing Statement
Ongoing Debt Service Reserve ($)	Loan Agreement/Closing Statement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement/Closing Statement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement/Closing Statement
Upfront Environmental Reserve ($)	Loan Agreement/Closing Statement
Ongoing Environmental Reserve ($)	Loan Agreement/Closing Statement
Upfront Other Reserve ($)	Loan Agreement/Closing Statement
Ongoing Other Reserve ($)	Loan Agreement/Closing Statement
Other Reserve Description	Loan Agreement/Closing Statement
Letter of Credit?	Loan Agreement/Letter of Credit
Letter of Credit Balance	Loan Agreement/Letter of Credit
Letter of Credit Description	Loan Agreement/Letter of Credit
Release Provisions (Y/N)	Loan Agreement
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement/Promissory Note
Tenant In Common (Yes/No)?	Loan Agreement/TIC Agreement
Delaware Statutory Trust (Yes/No)?	Loan Agreement/Promissory Note

Attribute	Source Document(s)
Loan Amount (sources)	Loan Agreement/Promissory Note/Settlement Statement
Principal’s New Cash Contribution	Settlement Statement
Subordinate Debt	Loan Agreement/Settlement Statement/Title Policy
Other Sources	Settlement Statement
Total Sources	Settlement Statement
Loan Payoff	Settlement Statement
Purchase Price	Settlement Statement
Closing Costs	Settlement Statement
Reserves	Settlement Statement
Principal Equity Distribution	Settlement Statement
Other Uses	Settlement Statement
Total Uses	Settlement Statement
Sources and Uses Comments	Settlement Statement
Sponsor	Loan Agreement
Carve-out Guarantor	Loan Agreement/Guaranty
Recourse	Loan Agreement/Guaranty
Related Group	Loan Agreement/Guaranty
Single Purpose Borrower (Y/N)	Loan Agreement
Property Manager	Assignment of Management/Loan Agreement
Hotel Franchise Flag	Franchise Agreement
Franchise Agreement Expiration	Franchise Agreement
Subsidized Housing Programs	Appraisal/Underwritten Rent Roll
Student / Military / Other Concentration? If Yes, what % of Units?	Appraisal, Underwritten Rent Roll
ADR ($)	Underwritten Financial Summary Report
RevPAR ($)	Underwritten Financial Summary Report
Transaction(s) if Previously Securitized	Provided by Loan Seller
Exception to UW Criteria (“true” / “false”)	Provided by Loan Seller

Attribute	Source Document(s)
Negative Amortization Indicator (true / false)	Provided by Loan Seller
Please Confirm Loan has been paid subject to its original terms and not modified through the end of the reporting period	Provided by Loan Seller
Debt Service Coverage Securitization Code	Provided by Loan Seller
Most Recent Debt Service Coverage Code	Provided by Loan Seller
Primary Servicer (Post Securitization)	Provided by Loan Seller
Primary Servicing Fee Rate	Provided by Loan Seller
Master Servicing Fee Rate	Provided by Loan Seller
Trustee Fee Rate	Provided by Loan Seller

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per Unit ($)	(i) Cut-Off Date Balance ($) divided by (ii) Units, Pads, Rooms, Sq Ft.
Cut-Off Date Balance ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%), Monthly Payment, Original Balance ($), and the Cut-off Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Allocated Cut-Off Date Balance (multi-property)

Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Property Level Monthly Payment, Property Level Original Balance ($) and the Cut-off Date ( given by the Company). Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

“Property Level Monthly Payment” is recomputed as the product of (a) the Monthly Payment of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance ($) over (ii) the Original Balance ($) of the related Mortgage Loan.

“Property Level Original Balance ($)” is recomputed as either (a) the Original Balance ($) of the respective mortgaged property as set forth on the Loan Agreement or (b) to the extent the Original Balance ($) of the respective mortgaged property is not stated on the related Loan Agreement, the product of (i) the Original Balance ($) of the related Mortgage Loan and (ii) the Property Level Share.

“Property Level Share” is recomputed as the quotient of (a) the Appraised Value ($) of the respective mortgaged property over (b) the aggregate Appraised Value ($) of all mortgaged properties for the respective Mortgage Loan.

% of Initial Pool Balance	(i) Cut-Off Date Balance ($) divided by (ii) sum of the Cut-Off Date Balance ($) of each of the Mortgage Loans in the pool.

Attribute	Calculation Methodology
Pari Passu Companion Loan Cut-Off Date Balance (Non-trust)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Pari Passu Companion Loan Monthly Debt Service (Non-trust), Cut-off Date, Seasoning, Original Interest-Only Period (Mos.), Pari Passu Companion Loan Original Balance (Non-trust) and the Cut-off Date.
Pari Passu Companion Loan Balloon Balance (Non-trust)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Pari Passu Companion Loan Monthly Debt Service (Non-trust), Pari Passu Companion Loan Original Balance (Non-trust), Seasoning, Original Interest-Only Period (Mos.) and the Maturity Date.
Pari Passu Companion Loan Monthly Debt Service (Non-trust)

Recompute as one twelfth of the product of (1) Pari Passu Companion Loan Original Balance ($), (2) Mortgage Loan Rate (%) and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”.

Compare the Pari Passu Companion Loan Monthly Debt Service (Non-trust) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.

Pari Passu Companion Loan Annual Debt Service (Non-trust)	Pari Passu Companion Loan Monthly Debt Service (Non-trust) multiplied by twelve.
Monthly Trust Debt Service Payment (Initial)	Recompute as one twelfth of the product of (1) Original Balance ($), (2) Mortgage Loan Rate (%) and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only, Then Amortizing”. Compare the Monthly Payment to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only,” as applicable.
Annual Trust Debt Service (Initial)	Monthly Trust Debt Service Payment (Initial) multiplied by twelve.
Monthly Trust Debt Service Payment (After IO)	Recompute as one twelfth of the product of (1) Original Balance ($), (2) Mortgage Loan Rate (%) and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”. Compare the Monthly Payment to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.
Annual Trust Debt Service (After IO)	Monthly Trust Debt Service Payment (After IO) multiplied by twelve.

Attribute	Calculation Methodology
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning.
Remaining Term To Maturity (Mos.)	Original Term to Maturity (Mos.) minus Seasoning.
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning.
Seasoning	Recompute by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Cut-off Date.
Balloon Balance ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Monthly Payment, Original Balance ($),Seasoning, Original Interest-Only Period (Mos.) and Maturity Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
B Note Annual Payment	Multiply (i) the B Note Original Amount, (ii) the B Note Interest Rate and (iii) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”. Compare the B Note Annual Payment to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.
Whole Loan Cut-Off Date Balance	The sum of the (i) Cut-Off Date Balance ($), (ii) Pari Passu Companion Loan Cut-Off Date Balance ($) (Non-trust), and (iii) B Note Cut-Off Date Balance ($), if any.
Whole Loan Balloon Balance	The sum of the (i) Balloon Balance ($), (ii) Pari Passu Companion Loan Balloon Balance (Non-trust) and (iii) B Note Balloon Balance, if any.
Whole Loan Monthly Payment (Initial)	Recompute as one twelfth of the product of (1) the sume of Original Balance and Pari Passu Companion Loan Original Balance (Non-trust) ($), (2) Mortgage Loan Rate (%) and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only, Then Amortizing”. Compare the Monthly Payment to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only,” as applicable.

Attribute	Calculation Methodology
Whole Loan Annual Payment (Initial)	The product of (1) the sume of Original Balance and Pari Passu Companion Loan Original Balance (Non-trust) ($), (2) Mortgage Loan Rate (%) and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only, Then Amortizing”. For Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only,” use Whole Loan Monthly Payment (Initial) multiply by twelve.
Whole Loan Monthly Payment (After IO)	The sum of the (i) Monthly Trust Debt Service Payment (After IO), (ii) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (iii) one twelfth of B Note Annual Payment, if any.
Whole Loan Annual Payment (After IO)	Whole Loan Monthly Payment (After IO) multiply by twelve
Whole Loan LTV	Whole Loan Cut-Off Date Balance divided by Appraised Value ($).
Whole Loan DSCR (After IO)	Underwritten Net Cash Flow ($) divided by the Whole Loan Annual Payment.
Mezzanine Debt Annual Payment

Recompute by multiplying (i) the Mezzanine Debt Original Amount, (ii) the Mezzanine Debt Interest Rate and (iii) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”.

Compare the Mezzanine Debt Annual Payment to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.

Total Loan Cut-Off Date Balance	The sum of the (i) Cut-Off Date Balance ($), (ii) Pari Passu Companion Loan Cut-Off Date Balance (Non-trust), (iii) B Note Cut-Off Date Balance, if any, and (iv) Mezzanine Debt Cut-Off Date Balance, if any.
Total Loan Annual Payment	The sum of the (i) Annual Debt Service, (ii) Pari Passu Companion Loan Annual Debt Service (Non-trust), (iii) B Note Annual Payment, if any, and (iv) Mezzanine Debt Annual Payment.
Total Loan LTV	Total Loan Cut-Off Date Balance divided by Appraised Value ($).
Total Loan DSCR (After IO)	Underwritten Net Cash Flow ($) divided by the Total Loan Annual Payment.
Reserve Adjusted Cut-off Date Loan Amount	Cut-Off Date Balance ($) minus holdback amount.

Attribute	Calculation Methodology
Unadjusted Cut-off Date LTV Ratio	If the Pari Passu Split (Y/N) characteristic is ‘Yes’, (the “Pari Passu Loans”), use Whole Loan Cut-Off Date Balance divided by Appraised Value ($). If the Pari Passu Split (Y/N) characteristic is ‘No’, (the “Non Pari Passu Loans”), use Cut-Off Date Balance ($) divided by Appraised Value ($).
Unadjusted Maturity Date LTV Ratio	For the Pari Passu Loans, use Whole Loan Balloon Balance divided by Appraised Value ($). For the Non Pari Passu Loans, use Balloon Balance ($) divided by Appraised Value ($).
Cut-off Date LTV Ratio (%)	If the Pari Passu Split (Y/N) characteristic is ‘Yes’, (the “Pari Passu Loans”), then the quotient of (i) Whole Loan Cut-Off Date Balance minus holdback amount and (ii) Appraised Value ($). If the Pari Passu Split (Y/N) characteristic is ‘No’, (the “Non Pari Passu Loans”), then the quotient of (i) Cut-Off Date Balance ($) minus holdback amount and (ii) Appraised Value ($).
LTV Ratio at Maturity (%)	For the Pari Passu Loans, use the quotient of (i) Whole Loan Balloon Balance minus holdback amount and (ii) Appraised Value ($). For the Non Pari Passu Loans, use the quotient of (i) Balloon Balance ($) minus holdback amount and (ii) Appraised Value ($).
2013 NCF DSCR	For the Pari Passu Loans, use 2013 NCF divided by Whole Loan Annual Payment. For the Non Pari Passu Loans, use 2013 NCF divided by Annual Debt Service.
2014 NCF DSCR	For the Pari Passu Loans, use 2014 NCF divided by Whole Loan Annual Payment. For the Non Pari Passu Loans, use 2014 NCF divided by Annual Debt Service.
2015 NCF DSCR	For the Pari Passu Loans, use 2015 NCF divided by Whole Loan Annual Payment. For the Non Pari Passu Loans, use 2015 NCF divided by Annual Debt Service.
Most Recent NCF DSCR (After IO)	For the Pari Passu Loans, use Most Recent NCF (if past 2015) ($) divided by Whole Loan Annual Payment. For the Non Pari Passu Loans, use Most Recent NCF (if past 2015) ($) divided by Annual Debt Service.
Underwritten NOI DSCR - Initial (x)	For the Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Whole Loan Annual Payment (Initial). For the Non Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Annual Trust Debt Service (Initial).

Attribute	Calculation Methodology
Underwritten NOI DSCR - After IO Period (x)	For the Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Whole Loan Annual Payment (After IO). For the Non Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Annual Trust Debt Service (After IO).
Debt Yield on Underwritten Net Operating Income (%)	For the Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Whole Loan Cut-Off Date Balance. For the Non Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Cut-Off Date Balance ($).
Underwritten NCF DSCR - Initial (x)	For the Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Whole Loan Annual Payment (Initial). For the Non Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Annual Trust Debt Service (Initial).
Underwritten NCF DSCR - After IO Period (x)	For the Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Whole Loan Annual Payment (After IO). For the Non Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Annual Debt Service (After IO).
Debt Yield on Underwritten Net Cash Flow (%)	For the Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Whole Loan Cut-Off Date Balance. For the Non Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Cut-Off Date Balance ($).
Report Period Beginning Schedule Loan Balance Amount	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%), Monthly Payment, Original Balance ($), and the Reporting Begin Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Report Period Ending Schedule Loan Balance Amount	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%), Monthly Payment, Original Balance ($), and the Reporting End Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Reporting Period Scheduled Interest Amount	The interest allocation of the payment that was scheduled to be collected during the Reporting Period.
Reporting Period Scheduled Principal Amount	The principal allocation of the payment that was scheduled to be collected during the Reporting Period.

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Loan Seller,” we were instructed by the Loan Sellers to assume the attribute is accurate and not perform any procedure.

C-1